Schedule of Option Award Estimated Using a Black-Scholes Option-pricing Model Assumptions (Details)	12 Months Ended
Dec. 31, 2021 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 10.00
Fair market value	$ 4.15
Expected dividend yield	0.00%
Expected term (in years)	6 years 3 months 18 days
Expected volatility	42.24%
Weighted-average risk-free rate	0.55%
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 10.35
Fair market value	$ 4.40
Expected dividend yield	0.00%
Expected term (in years)	6 years 1 month 6 days
Expected volatility	42.38%
Weighted-average risk-free rate	1.11%